Cover	Jun. 17, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 06, 2026
Entity Registrant Name	VANECK AVALANCHE ETF
Entity Incorporation, State or Country Code	DE
Contained File Information, File Number	001-43064
Entity Tax Identification Number	33-6867966
Entity Address, State or Province	NY
Entity Address, City or Town	New York
Entity Address, Address Line Two	9th Floor
Entity Address, Address Line One	666 Third Avenue
Entity Address, Postal Zip Code	10017
City Area Code	(212)
Local Phone Number	293-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Shares
Trading Symbol	VAVX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0002060717
Amendment Flag	false